PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5: PROPERTY AND EQUIPMENT, NET

	December 31,
	2024	2023

Computers, software, patents and electronic equipment	$20,912	$14,995
Office furniture and equipment	9,804	9,094
Leasehold improvements	22,000	16,419
Capitalized internal use software development costs	17,629	14,616
Capital leases	254	254
Property and equipment, gross	70,599	55,378
Less accumulated depreciation and amortization	(29,023)	(17,960)
Property and equipment, net	$41,576	$37,418

Depreciation and amortization expense was $11,858, $8,961 and $5,913, for the years ended December 31, 2024, 2023 and 2022, respectively. During the years ended December 31, 2024, 2023 and 2022, the Company recognized capital losses of $576, $62 and $0.

The Company capitalized costs related to the development of internal-use software of $3,013, $4,019 and $4,931 for the years ended December 31, 2024, 2023 and 2022, respectively. Amortization of capitalized software development costs was $3,883, $2,558 and $1,492 for the years ended December 31, 2024, 2023 and 2022, respectively. The net carrying value of capitalized internal-use software was $8,823 and $9,693 as of December 31, 2024 and 2023, respectively.